As filed with the Securities and Exchange Commission on March 31, 2020

1933 Act Registration No. 333-215607

1940 Act Registration No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 19

(Check appropriate box or boxes.)

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883-2290

Kathy Cuocolo, One Liberty Plaza, 46th Floor, New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☑	on April 22, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SYNTAX ETF TRUST

Explanatory Note

This Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 22, 2020, the effectiveness of the Registration Statement, filed in Post-Effective Amendment No. 6 on January 3, 2020 related to Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified LargeCap II ETF, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 6.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of New York, State of New York, on the 31st day of March, 2020.

SYNTAX ETF TRUST

By:	/s/ Rory B. Riggs
Rory B. Riggs
Trustee, Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs	Chief Executive Officer (Principal Executive Officer) and Trustee	March 31, 2020
Rory B. Riggs

/s/ David Jaffin	Treasurer (Principal Financial Officer)	March 31, 2020
David Jaffin

/s/ Kathy Cuocolo*	Trustee	March 31, 2020
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	March 31, 2020
Deborah Fuhr

/s/ George Hornig*	Trustee	March 31, 2020
George Hornig

/s/ Richard Lyons*	Trustee	March 31, 2020
Richard Lyons

/s/ Stewart Myers*	Trustee	March 31, 2020
Steward Myers

* by: /s/ Carly Arison		March 31, 2020
Carly Arison ** (**Secretary and attorney-in-fact pursuant to power of attorney previously filed.)